FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Assets and Liabilities Unobservable Input Reconciliation (Details) - Derivative Financial Instruments, Assets $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of financial assets [line items]
Level 3 net derivative asset at beginning of period	$ 0
Included in earnings	11
Level 3 net derivative asset at end of period	$ 11